Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Sep. 24, 2025	Sep. 23, 2025	Dec. 31, 2025	Apr. 30, 2025	Jun. 30, 2024	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2022
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans							$ 43,865	$ 0	$ 0
Second lien loan			$ 10,872				$ 10,872			$ 10,872	$ 11,346
Redeemable convertible preferred stock warrants
Debt Instrument [Line Items]
New shares issued during period (in shares)	614,799
Common Stock
Debt Instrument [Line Items]
New shares issued during period (in shares)							46,000
Second Lien Loans
Debt Instrument [Line Items]
Second lien loan	$ 67,400
Second Lien Loans | Convertible Debt
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		$ 53,900
Aggregate principal amount	$ 43,900
Convertible debt, conversion price (in dollars per share)	$ 6.00
Debt instrument, basis spread on variable rate				9.00%
Debt instrument, effective interest rate			16.50%				16.50%					16.50%
Second Lien Loans | Convertible Debt | Minimum
Debt Instrument [Line Items]
Debt instrument, stated interest rate				13.75%
Second Lien Loans | Convertible Debt | Common Stock
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares)	7,700,557
Second Lien Loans | Convertible Debt | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		5,000
Second Lien Loans | Convertible Debt | Affiliated Entity | Vehicle Controlled by Board Member
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		12,400
Second Lien Loans | Convertible Debt | Affiliate of AACT | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		20,000
Second Lien Loans from Exchange of SAFE
Debt Instrument [Line Items]
Second lien loan			$ 10,900				$ 10,900					$ 11,300
Second Lien Loans from Exchange of SAFE | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount			10,000				10,000
Second Lien Loans from Exchange of SAFE | Convertible Debt | Affiliated Entity
Debt Instrument [Line Items]
Proceeds from issuance of second lien loans		$ 10,000
Promissory Note | Notes Payable
Debt Instrument [Line Items]
Reimbursement of monthly contributions And transaction costs, percentage	50.00%
Repayments of notes payable	$ 4,900
Promissory notes remained outstanding			0				0
2022 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 30,000
Principal payments, delay period					5 months
Total debt issuance costs			$ 100				$ 100
2025 Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			6.50%
Debt instrument, stated interest rate			3.50%				3.50%
Debt instrument, effective interest rate			10.25%				10.25%
Line of credit facility, maximum borrowing capacity			$ 30,000				$ 30,000
Long-term line of credit			15,000				15,000
Repayments of debt			1,200
Final payment fee due			1,200				1,200
Total debt issuance costs			800				800
Commitment fee amount			300
2025 Credit Facility | Line of Credit | Redeemable convertible preferred stock warrants
Debt Instrument [Line Items]
Total debt issuance costs			$ 500				500
New shares issued during period (in shares)			45,906
2025 Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Prepayment fee percentage			1.00%
2025 Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Prepayment fee percentage			2.00%
2022 Equipment Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						3.38%
Line of credit facility, maximum borrowing capacity						$ 10,000
Long-term line of credit			$ 1,900				1,900	$ 4,100				1,600
Total debt issuance costs			$ 100				$ 100					$ 100
Proceeds from long term line of credit						$ 8,500
2022 Equipment Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Debt instrument, stated interest rate						6.00%
2022 Equipment Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Debt instrument, stated interest rate						7.00%